Expenses by nature	12 Months Ended
Jun. 30, 2022
24. Expenses by nature

24. Expenses by nature

The Group disclosed expenses in the Consolidated Statements of Income and Other Comprehensive Income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2022, 2021 and 2020:

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2022
Cost of sale of goods and services	609	-	-	609
Salaries, social security costs and other personnel expenses	4,311	2,012	151	6,474
Depreciation and amortization	620	307	4	931
Fees and payments for services	252	675	505	1,432
Maintenance, security, cleaning, repairs and others	3,497	445	3	3,945
Advertising and other selling expenses	1,327	-	312	1,639
Taxes, rates and contributions	1,092	213	1,277	2,582
Director´s fees	-	1,316	-	1,316
Leases and service charges	257	84	7	348
Allowance for doubtful accounts, net	-	-	(32)	(32)
Other expenses	151	225	10	386
Total as of June 30, 2022	12,116	5,277	2,237	19,630

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2021
Cost of sale of goods and services	1,639	-	-	1,639
Salaries, social security costs and other personnel expenses	3,671	1,896	239	5,806
Depreciation and amortization	675	367	9	1,051
Fees and payments for services	208	374	484	1,066
Maintenance, security, cleaning, repairs and others	2,754	448	4	3,206
Advertising and other selling expenses	587	-	66	653
Taxes, rates and contributions	837	204	1,290	2,331
Director´s fees	-	1,386	-	1,386
Leases and service charges	310	59	23	392
Allowance for doubtful accounts, net	-	-	318	318
Other expenses	82	214	10	306
Total as of June 30, 2021	10,763	4,948	2,443	18,154

	Costs	General and administrative expenses	Selling expenses	Total as of June 30, 2020
Cost of sale of goods and services	1,540	-	-	1,540
Salaries, social security costs and other personnel expenses	4,692	1,968	330	6,990
Depreciation and amortization	800	369	5	1,174
Fees and payments for services	369	928	108	1,405
Maintenance, security, cleaning, repairs and others	4,247	558	8	4,813
Advertising and other selling expenses	1,269	-	169	1,438
Taxes, rates and contributions	1,112	220	1,530	2,862
Director´s fees	-	1,005	-	1,005
Leases and service charges	328	57	48	433
Allowance for doubtful accounts, net	-	-	761	761
Other expenses	192	308	29	529
Total as of June 30, 2020	14,549	5,413	2,988	22,950